Filed Pursuant to Rule 497(c)
1933 Act File No. 333-178987
1940 Act File No. 811-22653

SYMETRA MUTUAL FUNDS TRUST

On behalf of Symetra Mutual Funds Trust (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a definitive form of Prospectus, dated May 18, 2012, for each separate series of the Trust, which was filed pursuant to Rule 497(c) on June 4, 2012.  The purpose of this filing is to submit the 497(c) filing dated June 4, 2012 in XBRL for the Trust.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE